Other liabilities - Summary of Detailed Information About Other Liabilities Explanatory (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Non-current
Employee benefits obligations	₨ 2,720		₨ 3,055
Others	4,851		4,780
Total non-current liabilities	7,571	$ 100	7,835
Current
Statutory and other liabilities	10,933		9,266
Employee benefits obligations	15,310		14,401
Advance from customers	629		362
Others	522		523
Current non-financial liabilities	27,394	$ 361	24,552
Total	₨ 34,965		₨ 32,387